LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost [Abstract]
Operating lease cost	$ 257,359	$ 138,766	$ 73,273
Short-term lease cost	24,507	14,831	6,451
Operating lease cost	281,866	153,597	79,724
Supplemental cash flow information [Abstract]
Operating cash flows from operating leases	228,604	128,751	72,756
ROU assets obtained in exchange for new operating lease liabilities	$ 596,887	$ 520,354	$ 95,020
Weighted-average remaining lease term [Abstract]
Operating leases	5 years 7 months 28 days	4 years 11 months 26 days
Weighted-average discount rate [Abstract]
Weighted average discount rate for operating leases	7.80%	7.50%
Maturities of Operating Lease Liabilities [Abstract]
2023	$ 281,666
2024	243,623
2025	214,524
2026	178,379
2027	121,458
Thereafter	266,602
Total lease payments	1,306,252
Less: imputed interest	(279,466)
Present value of lease liabilities	1,026,786
Operating lease that has not yet commenced [Abstract]
Contractual payments	$ 810,652	$ 803,770
Maximum [Member]
Lessee Disclosure [Abstract]
Operating lease term	15 years
Operating lease that has not yet commenced [Abstract]
Lease term	14 years	12 years